Supplemental Condensed Consolidating Financial Information - Condensed Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Assets:
Cash and cash equivalents	$ 4,615	$ 5,567	$ 3,716	$ 5,199
Receivables	23,481	23,338
Inventories, net	8,479	7,410
Property, plant and equipment, net	6,905	7,090
Equipment under operating leases	1,350	1,059
Investments in unconsolidated subsidiaries and affiliates	626	645
Goodwill and intangibles	3,233	3,314
Other	5,184	5,420
Total Assets	53,873	53,843
Liabilities and equity:
Debt	30,833	29,866
Trade payables	6,130	7,369
Other liabilities	11,644	11,653
Total equity	5,266	4,955	5,032	4,825
TOTAL EQUITY AND LIABILITIES	53,873	53,843
CNH Industrial N.V. [Member]
Assets:
Cash and cash equivalents	3	5	5	108
Deposits in subsidiaries' cash management pools	201	244
Receivables	679	638
Inventories, net	270	214
Property, plant and equipment, net	75	76
Investments in unconsolidated subsidiaries and affiliates	241	239
Investments in consolidated subsidiaries	10,621	10,489
Goodwill and intangibles	9	5
Other	269	153
Total Assets	12,368	12,063
Liabilities and equity:
Debt	5,487	5,321
Trade payables	362	379
Other liabilities	1,293	1,462
Total equity	5,226	4,901
TOTAL EQUITY AND LIABILITIES	12,368	12,063
Case New Holland Industrial Inc. [Member]
Assets:
Cash and cash equivalents				200
Receivables	910	1,242
Investments in consolidated subsidiaries	6,888	6,288
Other	49	29
Total Assets	7,847	7,559
Liabilities and equity:
Debt	4,904	4,872
Trade payables	7	98
Other liabilities	(15)	132
Total equity	2,951	2,457
TOTAL EQUITY AND LIABILITIES	7,847	7,559
Guarantor Subsidiaries [Member]
Assets:
Cash and cash equivalents	50	38	63	28
Deposits in subsidiaries' cash management pools	3,742	3,495
Receivables	5,877	5,369
Inventories, net	1,991	1,882
Property, plant and equipment, net	1,209	1,217
Investments in unconsolidated subsidiaries and affiliates	1	1
Investments in consolidated subsidiaries	2,151	1,967
Goodwill and intangibles	2,755	2,758
Other	(871)	1,491
Total Assets	16,905	18,218
Liabilities and equity:
Debt	3,320	3,356
Trade payables	2,143	2,728
Other liabilities	2,011	3,906
Total equity	9,431	8,228
TOTAL EQUITY AND LIABILITIES	16,905	18,218
All Other Subsidiaries [Member]
Assets:
Cash and cash equivalents	4,562	5,524	3,648	4,863
Receivables	34,860	35,328
Inventories, net	6,218	5,314
Property, plant and equipment, net	5,621	5,797
Equipment under operating leases	1,350	1,059
Investments in unconsolidated subsidiaries and affiliates	384	405
Investments in consolidated subsidiaries	956	1,144
Goodwill and intangibles	469	551
Other	6,068	4,846
Total Assets	60,488	59,968
Liabilities and equity:
Debt	36,628	35,775
Trade payables	6,169	7,612
Other liabilities	9,417	7,324
Total equity	8,274	9,257
TOTAL EQUITY AND LIABILITIES	60,488	59,968
Eliminations [Member]
Assets:
Cash and cash equivalents
Deposits in subsidiaries' cash management pools	(3,943)	(3,739)
Receivables	(18,845)	(19,239)
Investments in consolidated subsidiaries	(20,616)	(19,888)
Other	(331)	(1,099)
Total Assets	(43,735)	(43,965)
Liabilities and equity:
Debt	(19,506)	(19,458)
Trade payables	(2,551)	(3,448)
Other liabilities	(1,062)	(1,171)
Total equity	(20,616)	(19,888)
TOTAL EQUITY AND LIABILITIES	$ (43,735)	$ (43,965)